Offerings - Offering: 1	Jul. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 957,754,420.00
Amount of Registration Fee	$ 132,265.89
Offering Note	N/A